SHARE-BASED COMPENSATION - Additional Information (Details) - USD ($)					1 Months Ended						12 Months Ended
	Oct. 11, 2022	Apr. 22, 2022	Mar. 11, 2021	May 25, 2018	Dec. 31, 2024	Aug. 31, 2022	May 31, 2021	Oct. 31, 2020	Feb. 28, 2019	May 31, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 23, 2024	Nov. 24, 2022	Aug. 01, 2022	Jun. 16, 2022	May 01, 2021	Mar. 22, 2021	Oct. 15, 2020	Feb. 15, 2019
SHARE-BASED COMPENSATION
Exercise price for options				$ 1.7951										$ 0.2951			$ 0.7951	$ 1.2951		$ 1.7951	$ 1.7951
Options granted							8,454,422	8,353,658	5,569,105
Cash dividend per share	$ 0.5	$ 0.5	$ 0.5
Share based compensation cash dividend	$ 134,800,000	$ 136,600,000	$ 147,100,000
Total fair value of the vested share options											$ 1,404,008	$ 3,502,443	$ 19,650,331
Unrecognized compensation expense related to unvested options					$ 413,589						$ 413,589
Expense is expected to recognized over weighted-average period											6 months 14 days
Expense is expected to recognized over weighted-average remaining contractual period											6 years 7 months 9 days
Proceeds from exercise of share options											$ 360,589	563,081	1,256,683
Employee stock option
SHARE-BASED COMPENSATION
Total fair value of the vested share options											7,215,007	14,072,259	14,375,495
Class A ordinary shares
SHARE-BASED COMPENSATION
Exercise price for options		$ 1.2951
Mr Jiayuan Lin | Class A ordinary shares
SHARE-BASED COMPENSATION
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award		6,000,000
Mr Xiaojun Zhang | Class A ordinary shares
SHARE-BASED COMPENSATION
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award		6,000,000
Employee stock option
SHARE-BASED COMPENSATION
Proceeds from exercise of share options											$ 360,589	$ 385,744	$ 1,053,981
Maximum
SHARE-BASED COMPENSATION
Exercise price of unexercised option															$ 0.7951		1.2951		$ 1.7951
Minimum
SHARE-BASED COMPENSATION
Exercise price of unexercised option															$ 0.2951		$ 0.7951		$ 1.2951
Share Incentive Plan 2018
SHARE-BASED COMPENSATION
Options under the ESOP				27,845,526
Exercise price for options				$ 1.7951
Vesting period of options granted				4 years
Options granted										5,569,105
Share-based compensation award, Tranche one | Share Incentive Plan 2018
SHARE-BASED COMPENSATION
Vesting rights percentage				50.00%
Share-based compensation award, Tranche two | Share Incentive Plan 2018
SHARE-BASED COMPENSATION
Vesting rights percentage				25.00%
Share-based compensation award, Tranche five one
SHARE-BASED COMPENSATION
Exercise price for options																$ 0.7951
Options granted						28,000
Share-based compensation award, Tranche five two
SHARE-BASED COMPENSATION
Exercise price for options																$ 0.7951
Options granted						1,585,000
Share-based compensation award, Tranche six
SHARE-BASED COMPENSATION
Options granted					42,906